Other Current and Other Non-Current Assets (Details) - Schedule of Other Current and Other Non-Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current and Other Non-Current Assets [Abstract]
Input VAT and other taxes receivable	$ 219,232	$ 293,429
Prepayments – office and warehouse rental	818,997	780,279
Prepayments - insurance	91,022	106,167
Prepayments - others	187,759	91,926
Uniforms	17,417	24,699
Tools and supplies	143,760	155,642
Deferred costs		219,782
Cash advances to employees	79,169	71,084
Interest receivable on bank deposits	108,215
Other current assets	1,665,571	1,743,008
Deposits	402,447	437,602
Deferred costs		9,720
Other non-current assets	$ 402,447	$ 447,322